Interest In Master Trust	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Interest In Master Trust	Interest in Master Trust
Use of the Master Trust permits the commingling of the trust assets of the Savings Plans of Entergy Corporation and Subsidiaries for investment and administrative purposes. Although assets are commingled in the Master Trust, the Trustee maintains supporting records for the purpose of recording the equity in net earnings (losses) and the administrative expenses of the investment accounts to the participating plans as well as to individual participant accounts. Equity in an investment account's net earnings is comprised of interest and dividends and realized and unrealized investment gains and losses. The interest and dividends and the net depreciation or appreciation in the fair value of investments are allocated to the individual accounts on a daily basis based upon the individual accounts’ equitable share of the various investment funds that comprise the Master Trust. The total interest of the Entergy Savings Plan is determined as the sum of the individual account balances of the Entergy Savings Plan.

The Master Trust investments and the Entergy Savings Plan's interest in the net assets of the Master Trust investments as of December 31, 2025 are as follows:

	Master Trust Balances	Entergy Savings Plan's interest in Master Trust Balances

Investments at fair value
Money market accounts	$7,992,157	$7,961,302
Common stock*	490,869,721	487,360,831
Common trust funds	4,053,955,347	3,878,562,712
Brokerage accounts	65,861,469	64,575,649
Total investments at fair value	4,618,678,694	4,438,460,494

Fully benefit- responsive investment contracts at contract value	325,106,396	323,953,690

Total investments	$4,943,785,090	$4,762,414,184

The Master Trust investments and the Entergy Savings Plan's interest in the net assets of the Master Trust investments as of December 31, 2024 are as follows:

	Master Trust Balances	Entergy Savings Plan's interest in Master Trust Balances

Investments at fair value
Money market accounts	$12,508,330	$12,478,581
Common stock*	418,306,585	416,511,988
Common trust funds	3,619,444,179	3,514,495,024
Brokerage accounts	49,523,086	48,947,204
Total investments at fair value	4,099,782,180	3,992,432,797

Fully benefit- responsive investment contracts at contract value	356,246,782	355,464,586

Total investments	$4,456,028,962	$4,347,897,383

*The common stock consists entirely of Entergy Corporation common stock.

Investment income in the Master Trust for the year ended December 31, 2025 is summarized as follows:

Investment income:
Dividends	$22,470,312
Net realized and unrealized appreciation of investments	671,296,738
Total investment income	$693,767,050